EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Income per Share	Basic and diluted net income per share of common stock for the three and six months ended June 30, 2024 and 2023 was calculated as follows:

FOR THE PERIODS ENDED JUNE 30, (MILLIONS)	Three Months Ended		Six Months Ended
	2024		2024
	Class A Shares	Class B Shares	Class A Shares	Class B Shares
Numerator
Net income	$123	$—	$224	$—
Denominator
Weighted average of common stock outstanding - basic	409.1	—	399.3	—
Dilutive effect of conversion of options and escrowed shares using treasury stock method	7.6	—	8.1	—
Weighted average of common stock outstanding - diluted	416.7	—	407.4	—
Net Income per Share
Earnings per share - basic	$0.30	$0.29	$0.56	$0.55
Earnings per share - diluted	$0.30	$0.29	$0.55	$0.55

Schedule of Weighted Average Potentially Dilutive Securities
The following weighted average potentially dilutive securities were evaluated under the treasury stock method for potentially dilutive effects and have been excluded in the above computation of diluted net income per share attributable to common shareholders for the period presented due to their anti-dilutive effect:

FOR THE PERIODS ENDED JUNE 30, (MILLIONS)	Three Months Ended		Six Months Ended
	2024	2023	2024	2023
Management stock options of the Manager	7.0	10.6	4.9	7.8
Escrow shares of the Manager	4.9	4.9	4.9	3.7
Total	11.9	15.5	9.8	11.5